As filed with the Securities and Exchange Commission on July 30, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  February 28, 2013

Date of reporting period:  May 31, 2012

Item 1. Schedules of Investments.

American Trust Allegiance Fund
Schedule of Investments
at May 31, 2012 (Unaudited)

Shares	COMMON STOCKS - 93.62%	Value
	Apparel Manufacturing - 2.89%
3,380	VF Corp.	$476,715

	Broadcasting (except Internet) - 3.83%
21,870	Comcast Corp. - Class A	632,262

	Chemical Manufacturing - 6.68%
1,590	Colgate-Palmolive Co.	156,297
4,010	LyondellBasell Industries NV - Class A#	158,235
2,960	Praxair, Inc.	314,470
8,750	Tupperware Brands Corp.	472,938
		1,101,940

	Computer and Electronic Product Manufacturing - 14.95%
550	Apple, Inc.*	317,751
24,400	EMC Corp.*	581,940
1,600	International Business Machines Corp.	308,640
39,010	NVIDIA Corp.*	484,894
8,150	Qualcomm, Inc.	467,076
10,750	Texas Instruments, Inc.	306,160
		2,466,461

	Conglomerates - 3.80%
16,110	Loews Corp.	626,518

	Credit Intermediation and Related Activities - 0.94%
3,750	State Street Corp.	154,538

	Data Processing, Hosting, and Related Services - 1.92%
11,950	Oracle Corp.	316,316

	Electrical Equipment Manufacturing - 2.86%
14,990	TE Connectivity Ltd.#	470,986

	Food Manufacturing - 3.88%
10,940	Dean Foods Co.*	171,102
12,260	General Mills, Inc.	469,313
		640,415

	Insurance Carriers and Related Activities - 3.78%
7,850	Berkshire Hathaway, Inc. - Class B*	622,976

	Leather and Allied Product Manufacturing - 0.95%
1,450	Nike, Inc. - Class B	156,861

	Machinery Manufacturing - 1.85%
3,140	Cummins, Inc.	304,423

	Merchant Wholesalers, Durable Goods - 3.96%
16,430	Owens Corning, Inc.*	507,030
7,570	Swatch Group AG - ADR	146,782
		653,812

	Mining (except Oil and Gas) - 7.53%
19,320	Freeport-McMoRan Copper & Gold, Inc.	619,013
13,200	Newmont Mining Corp.	622,512
		1,241,525

	Oil and Gas Extraction - 6.60%
7,590	Apache Corp.	617,674
17,940	Pacific Rubiales Energy Corp.#	470,537
		1,088,211

	Other Information Services - 1.83%
520	Google, Inc. - Class A*	302,047

	Petroleum and Coal Products Manufacturing - 3.66%
7,670	Exxon Mobil Corp.	603,092

	Professional, Scientific & Technical Services - 0.97%
6,490	The Babcock & Wilcox Co.*	159,978

	Publishing Industries - 2.80%
9,830	Adobe Systems, Inc.*	305,222
4,870	Autodesk, Inc.*	155,937
		461,159

	Real Estate - 3.83%
3,170	Alexander & Baldwin, Inc.	161,733
28,606	CBRE Group, Inc.*	470,569
		632,302

	Securities, Commodity Contracts, and Other Finance - 3.73%
5,760	Franklin Resources, Inc.	615,110

	Support Activities for Mining - 1.80%
4,700	Schlumberger Ltd.#	297,275

	Telecommunications - 2.84%
7,210	American Tower Corp.	467,785

	Transportation Equipment Manufacturing - 5.74%
10,670	Embraer S. A. - ADR	300,894
61,110	Ford Motor Co.	645,322
		946,216

	TOTAL COMMON STOCKS (Cost $14,706,526)	15,438,923

	PREFERRED STOCKS - 0.98%
	Nonstore Retailers - 0.98%
7,890	Ultrapar Participacoes S.A. - ADR	161,114
	TOTAL PREFERRED STOCKS (Cost $134,283)	161,114

	SHORT-TERM INVESTMENTS - 5.44%
698,137	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%†	698,137
3,164	Reserve Primary Fund - Class 5+‡	–
200,067	Treasury Portfolio - Institutional Class, 0.02%†	200,067
	TOTAL SHORT-TERM INVESTMENTS (Cost $901,368)	898,204

	Total Investments in Securities (Cost $15,742,177) - 100.04%	16,498,241
	Liabilities in Excess of Other Assets - (0.04)%	(6,617)
	Net Assets - 100.00%	$16,491,624

* Non-income producing security.
# U.S. traded security of a foreign issuer.
+ Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
‡ Illiquid security. As of May 31, 2012, the security had a value of $0 (0.0% of net assets).
The security was acquired between September 16, 2008 and October 22, 2008, and has a cost basis of $3,164.
† Rate shown is the 7-day yield as of May 31, 2012.
ADR - American Depository Receipt

American Trust Allegiance Fund
Notes to Schedule of Investments
May 31, 2012 (Unaudited)

Note 1 – Securities Valuation

The American Trust Allegiance Fund’s (the “Fund”) investments in equity securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board of Trustees.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$1,392,624	$-	$-	$1,392,624
Information	2,664,463	-	-	2,664,463
Manufacturing	7,491,559	-	-	7,491,559
Mining	2,627,011	-	-	2,627,011
Professional, Scientific, and Technical Services	159,978	-	-	159,978
Real Estate and Rental and Leasing	470,569	-	-	470,569
Transportation and Warehousing	161,733	-	-	161,733
Wholesale Trade	470,986	-	-	470,986
Total Common Stocks	15,438,923	-	-	15,438,923
Preferred Stocks
Utilities	161,114	-	-	161,114
Total Preferred Stocks	161,114	-	-	161,114
Short-Term Investments	898,204	-	-	898,204
Total Investments in Securities	$16,498,241	$-	$-	$16,498,241

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks and preferred stocks by industry classification. Transfers between levels are recognized at May 31, 2012, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the quarter ended May 31, 2012.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at May 31, 2012 was as follows*:

Cost of investments	$15,745,467

Gross unrealized appreciation	$1,604,427
Gross unrealized depreciation	(851,653)
Net unrealized appreciation	$752,774

* Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 7/27/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 7/27/2012

By (Signature and Title)*  /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date 7/27/2012

* Print the name and title of each signing officer under his or her signature.